INVESTMENTS, DEBT AND DERIVATIVES - Warrants narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Warrants outstanding (in shares)	7,666,528	7,666,528
Number of shares per warrant (in shares)	1
Exercise price of warrant (in USD per share)	$ 11.50
Exercise of warrant (in shares)	0
Other non-operating expense	$ 22